Reverse Recapitalization - Common Stock Issued Immediately Following Business Combination (Details) - shares		2 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Mar. 31, 2026	Oct. 28, 2025	Dec. 31, 2024
Reverse Recapitalization
Preferred shares, Issued (in shares)	0	0	0		6,154,342
Common shares, Issued (in shares)	81,771,422	81,771,422	82,242,434		39,159,901
Total recapitalized exchangeable shares at December 31, 2025	24,011,017	24,011,017	23,692,820		24,011,017
Terrestrial Energy Development, Inc
Reverse Recapitalization
Preferred shares, Issued (in shares)				200,592
Common shares, Issued (in shares)	81,771,422	81,771,422		784,831
Total TEDI shares at closing date				985,423
Total TEDI shares at closing date - recasted				44,051,295
Conversion of convertible notes to common shares		3,977,517
Issuance of shares to PIPE investors		5,000,000
Issuance of shares to HCM II		28,742,610
Preferred exchangeable shares, shares issued				6,200
Common exchangeable shares, shares issued				530,924
Total TEDI exchangeable shares at closing date				537,124
Total TEDI exchangeable shares at closing date - recasted				24,011,017
Conversion of preferred exchangeable shares to exchangeable shares	277,158
Conversion of common exchangeable shares to exchangeable shares	23,733,859
Total recapitalized exchangeable shares at December 31, 2025	24,011,017	24,011,017